Expense Example, No Redemption (Vanguard GNMA Fund Participant:)	Vanguard GNMA Fund Vanguard GNMA Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141